CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Third-parties:
Advertising service revenue	$ 114,741,386	$ 179,415,668	$ 138,056,640
Advertising equipment revenue	178,914	1,558,764
Total third-parties revenues	114,920,300	180,974,432	138,056,640
Related-parties:
Advertising equipment revenue	747,550	219,918
Total revenues	115,667,850	181,194,350	138,056,640
Third-parties:
Advertising service cost	121,374,431	127,057,954	121,000,454
Advertising equipment cost	125,458	1,339,536
Total third-parties cost of revenues	121,499,889	128,397,490	121,000,454
Related parties:
Advertising equipment cost	219,833	154,491
Total cost of revenues	121,719,722	128,551,981	121,000,454
Gross profit (loss)	(6,051,872)	52,642,369	17,056,186
Operating expenses:
Selling and marketing expenses	42,979,527	44,916,460	28,315,592
General and administrative expenses	18,676,539	13,207,064	9,499,717
Impairment loss on intangible assets and goodwill	178,814,411		145,720,504
Contingent loss in connection with a litigation	5,993,145	3,375,000
Other operating expenses		2,140,655
Total operating expenses	246,463,622	63,639,179	183,535,813
Government grant	756,757
Share of (losses) profits from equity method investees	45,509	230,280	(109,989)
Dividend income from other investments	162,100	142,265
Gain on disposal of equity interest in a subsidiary		175,903
Operating loss	(251,551,128)	(10,448,362)	(166,589,616)
Interest income	696,292	1,711,117	2,082,605
Interest expense	(2,614,543)	(4,716,577)	(4,952,239)
Other expenses	(605,958)	42,153
Net loss before income taxes	(254,075,337)	(13,411,669)	(169,459,250)
Income tax benefits	7,547,421	793,415	18,202,289
Net loss	(246,527,916)	(12,618,254)	(151,256,961)
Net (income) loss attributable to noncontrolling interest	118,724	114,962	(81,261)
Net loss attributable to VisionChina Media Inc. shareholders	(246,409,192)	(12,503,292)	(151,338,222)
Net loss per share:
Basic (in dollars per share)	$ (2.43)	$ (0.12)	$ (1.83)
Diluted (in dollars per share)	$ (2.43)	$ (0.12)	$ (1.83)
Weighted average number of shares used in computation of net loss per share:
Basic (in shares)	101,351,222	102,047,414	82,739,234
Diluted (in shares)	101,351,222	102,047,414	82,739,234
Share-based compensation expenses during the related periods included in:
Share-based compensation expenses	668,654	817,673	947,505
Cost of revenues
Share-based compensation expenses during the related periods included in:
Share-based compensation expenses	52,824	58,836	100,711
Selling and marketing expenses
Share-based compensation expenses during the related periods included in:
Share-based compensation expenses	394,719	447,767	432,632
General and administrative expenses
Share-based compensation expenses during the related periods included in:
Share-based compensation expenses	$ 221,111	$ 311,070	$ 414,162